SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Foreign Currency Exchange Rate [Table Text Block]
The exchange rates applied are as follows:

	December 31, 2017	December 31, 2016
RMB exchange rate at balance sheets dates	6.5127	6.9370

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Average exchange rate for each year	6.7547	6.6423	6.2264

Property, Plant and Equipment,Estimated Useful Lives [Table Text Block]
Estimated useful lives of property and equipment:

Useful Life
Vehicles	4 years
Machine	10 years
Building	20 years
Furniture	5 years
Leasehold improvement	Shorter of the remaining lease terms or estimated useful life